Financial Instruments - Schedule of Maturity of Financial Assets (Details) $ in Thousands	Sep. 30, 2026 CAD ($)
Remainder 2026 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	$ 813,825
Trade and other receivables, excluding deferred receivables	41,931
Deferred receivables	748
Other financial assets	549
Total contractual maturities of financial assets	857,053
2027 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	6,908
Other financial assets
Total contractual maturities of financial assets	6,908
2028 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,776
Other financial assets	2,075
Total contractual maturities of financial assets	4,851
2029 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,551
Other financial assets
Total contractual maturities of financial assets	2,551
2030 [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	2,543
Other financial assets
Total contractual maturities of financial assets	2,543
Thereafter [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents
Trade and other receivables, excluding deferred receivables
Deferred receivables	8,333
Other financial assets	1,287
Total contractual maturities of financial assets	9,620
Carrying amount [Member]
Schedule of Maturity of Financial Assets [Line items]
Cash and cash equivalents	813,825
Trade and other receivables, excluding deferred receivables	41,931
Deferred receivables	23,859
Other financial assets	3,911
Total contractual maturities of financial assets	$ 883,526